Income Taxes - Schedule of Deferred Tax Liabilities (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
NOL carryover	$ 314,000	$ 15,067
Deferred Rent	2,300
Accrued Payroll	115,200
Contingent Liability	31,500
Depreciation	(300)
Valuation allowance	$ (462,700)	$ (15,067)
Net deferred tax asset